Note 3. Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 20, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 18, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			11,666,667.000
Sale of Stock, Price Per Share			$ 337,800,000.000			$ 7.25
(Loss) income from discontinued operations, net of tax			$ (91.0)	$ (40.3)	$ 122.7
Net (loss) income from discontinued operations attributable to shareholders			(90.2)	(42.7)	121.3
Cash provided by (used in) discontinued operations			47.4	(62.4)	52.9
SunEdison Semiconductor Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party			65.5	123.9	142.3
Sale of Stock, Number of Shares Issued in Transaction	12,951,347
Due from Affiliate, Current			5.1	74.0
Investment Owned, Balance, Shares		10,608,904
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal		25.60%
Net sales			837.7	911.5	927.4
Net sales to affiliates			2.4	9.1	6.8
Cost of goods sold			761.1	838.9	852.4
Gross profit			79.0	81.7	81.8
Operating expenses (income)			160.8	100.7	(45.7)
Operating (loss) income			(81.8)	(19.0)	127.5
Non-operating expenses (income)			6.0	(7.7)	1.2
(Loss) income from discontinued operations before tax			(87.8)	(11.3)	126.3
Income tax expense			2.6	29.0	3.6
(Loss) income from discontinued operations, net of tax			(90.4)	(40.3)	122.7
Equity in loss of equity method investments, net of tax			(0.6)	0.0	0.0
Net (loss) income from discontinued operations			(91.0)	(40.3)	122.7
Net loss (income) attributable to noncontrolling interests			0.8	(2.4)	(1.4)
Net (loss) income from discontinued operations attributable to shareholders			(90.2)	(42.7)	121.3
Net cash (used in) provided by operating activities of discontinued operations			(50.3)	60.4	46.1
Net cash used in investing activities of discontinued operations			(92.7)	(113.7)	(145.5)
Net cash provided by financing activities of discontinued operations			193.2	1.1	153.1
Effect of exchange rate changes on cash and cash equivalents			(2.8)	(10.2)	(0.8)
Cash provided by (used in) discontinued operations			$ 47.4	$ (62.4)	$ 52.9
IPO [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	17,250,000
Sale of Stock, Price Per Share	$ 15.19